Other Operational Gain (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Operational Gain [Line Items]
Other operational gain	$ 3,507	$ 9,260	$ 26,648
Hull and Machinery Claim
Other Operational Gain [Line Items]
Other operational gain	812	260
TMT Co
Other Operational Gain [Line Items]
Other operational gain			21,648
Oldendorff Gmbh & Co. KG
Other Operational Gain [Line Items]
Other operational gain		9,000
Bhatia International Ltd.
Other Operational Gain [Line Items]
Other operational gain	2,514
Korea Line Corporation
Other Operational Gain [Line Items]
Other operational gain	157
Sale of 45% interest in future commercial claims proceeds
Other Operational Gain [Line Items]
Other operational gain			$ 5,000